Failed Sale-Leaseback Arrangement (Details Narrative) (Lazy Days' R.V. Center, Inc.) - USD ($) $ in Thousands			12 Months Ended
	Dec. 23, 2015	Dec. 23, 2015	Dec. 31, 2017	Dec. 31, 2016
Proceeds from sale of land, building and improvements	$ 56,000
Lease term	P20Y
Lease renewal term	10 years	10 years
Lease implied interest rate	7.30%
Financing liability residual	$ 11,000	$ 11,000
Lazydays' RV Center Inc [Member]
Proceeds from sale of land, building and improvements		$ 56,000
Lease term		P20Y
Lease renewal term	10 years	10 years
Lease implied interest rate		7.40%
Financing costs incurred		$ 1,025	$ 139	$ 260
Financing liability residual			8,313
Payments to lessor			4,570	4,106
Interest expense associated with financing liability			4,104	4,131
Payments of principal			465
Accrued interest				25
Sale-leaseback financing interest expense			$ 68	$ 69